Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) R$ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 36	R$ 200
Provisions for legal proceedings	114
Contingent liabilities	6,552
Negotiated Legal Proceeding [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 2,507		$ 7,997